Earnings Per Share - Summary of Adjusted Earnings Per Share (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [line items]
Adjusted net profit attributable to RELX PLC and RELX NV shareholders	£ 1,635	£ 1,488	£ 1,275
RELX PLC and RELX NV [member]
Earnings per share [line items]
Adjusted net profit attributable to RELX PLC and RELX NV shareholders	£ 1,635	£ 1,488	£ 1,275
Adjusted weighted average number of shares	2,019.4	2,062.3	2,108.6
Adjusted EPS	£ 0.810	£ 0.722	£ 0.605